Prepaid Expenses	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Prepaid Expenses
10.	Prepaid Expenses

	12/31/2018	12/31/2017
Rents(1)	413,799	329,421
Advertising and publicity	54,011	67,321
Deferred Stock Plan, net (see Note 8.c)	22,737	37,591
Insurance premiums	52,607	39,629
Software maintenance	21,667	8,237
Other prepaid expenses	21,844	14,733

	586,665	496,932

Current	187,570	150,046
Non-current	399,095	346,886

(1)	Refers substantially to the rental advance of service stations of IPP, which are subsequently subleased and operated by the resellers.